NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MAY 6, 2024
TO PROSPECTUSES

Nuveen Municipal Trust
Prospectuses dated July 31, 2023
Nuveen Multistate Trust I
Prospectus dated September 29, 2023
Nuveen Multistate Trust II
Prospectus dated June 30, 2023
Nuveen Multistate Trust III
Prospectus dated September 29, 2023
Nuveen Multistate Trust IV
Prospectus dated September 29, 2023
Nuveen Investment Trust
Prospectus dated October 31, 2023
Nuveen Investment Trust II
Prospectus dated October 31, 2023
Prospectuses dated November 30, 2023
Prospectus dated December 29, 2023
Nuveen Investment Trust III
Prospectus dated December 29, 2023
Nuveen Investment Trust V
Prospectus dated December 29, 2023
Prospectus dated May 1, 2024
Nuveen Investment Funds, Inc.
Prospectus dated July 31, 2023
Prospectus dated September 29, 2023
Prospectus dated December 29, 2023
Prospectus dated February 29, 2024
Prospectus dated May 1, 2024

Each of the following changes are effective as of May 6, 2024 unless otherwise noted.

1.	The Annual Low Balance Account Fee for accounts under $1,000 will not apply to a Fund’s Class I shares.

2.	The first sentence of the first paragraph of each “Fund Summary—Purchase and Sale of Fund Shares” section is deleted and replaced with the following:
You may purchase, redeem or exchange shares of the Fund directly from the Fund (for certain share classes) or through a financial advisor or other financial intermediary on any business day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading.

3.	The table in the first paragraph of each “Fund Summary—Purchase and Sale of Fund Shares” section is revised to reflect the following changes, as applicable:

●	Class A shares are available only through certain financial intermediaries or by contacting the Fund directly as described in the prospectus.

●	Class C shares are available only through certain financial intermediaries.

●
The minimum initial investment for Class A and Class C shares is $2,500 for all accounts except Traditional/Roth IRA accounts and Coverdell Education Savings Accounts, for which the minimum initial investment is $2,000.

●
The minimum initial investment for Class R6 shares is $1 million for all accounts except for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services, for which the minimum initial investment is $1,000.

Except as noted above, share class eligibility and initial and additional investment minimums are as listed in the table under “Purchase and Sale of Fund Shares,” although certain financial intermediaries may impose their own investment minimums and a Fund may reduce or waive the minimums in some cases.

4.
As of May 1, 2024, each Fund’s overall complex-level fee, as described in the section “How We Manage Your Money—Who Manages the Funds,” begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the Fund-level fee listed in its prospectus plus 0.1600%. The overall complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level	Complex‑Level Fee

For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350%
For the next $200 billion	0.1325%
For eligible assets over $400 billion	0.1300%

5.	The following is added after the first paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer”:
Each share class of a Fund has certain eligibility requirements that apply when purchasing Fund shares. Eligibility to purchase a certain class of shares is generally based on the type of account being opened in a Fund as well as certain account minimums. In order to better understand the eligibility requirements outlined below, the following defined terms shall apply when used throughout this prospectus.
Financial Intermediary Accounts: These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

•	Employee Benefit Plans (as defined below);

•
Certain custody accounts sponsored or administered by TIAA, or by other entities not affiliated with TIAA, that are established by individuals as IRAs pursuant to section 408 of the Internal Revenue Code; and

•	Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.
Employee Benefit Plans: These include accounts sponsored or administered by either TIAA and its affiliates or by other entities not affiliated with TIAA and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain Employee Benefit Plans. Such Employee Benefit Plans include those described in sections 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) or 457 of the Internal Revenue Code.

Shareholders investing through such Employee Benefit Plans may have to pay additional expenses related to the administration of such plans.
Direct Purchasers: These accounts are opened directly with the transfer agent for your Fund and include the following: individual, financial advisor, domestic trust and joint accounts; Traditional IRAs and Roth IRAs; corporate and institutional accounts; custodial accounts for a minor child under the Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”); and Coverdell education savings accounts.

6.	The last paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class A Shares” is deleted and replaced with the following:
Class A shares are available through certain financial intermediaries or by contacting your Fund directly. Provided they meet the minimum investment and other eligibility requirements, eligible investors include:

•	Direct Purchasers;

•	Financial Intermediary Accounts;

•	Other investment companies or pools;

•	State-sponsored tuition savings plans (529) or health saving accounts (HSA);

•	Insurance company separate accounts advised by or affiliated with Nuveen Fund Advisors, or other affiliates of TIAA; and

•	Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.
Class A shares may not be available through certain financial intermediaries. Please consult with your financial intermediary to determine whether their policies allow for an investment in Class A shares.

7.	The fifth paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class C Shares” is deleted and replaced with the following:
Investors may purchase Class C shares only for Fund accounts held with a financial advisor or other financial intermediary, and not directly with a Fund. Provided they meet the minimum investment and other eligibility requirements, eligible investors include:

•	Financial Intermediary Accounts;

•	Other investment companies or pools;

•	State-sponsored tuition savings plans (529) or health saving accounts (HSA);

•	Insurance company separate accounts advised by or affiliated with Nuveen Fund Advisors, or other affiliates of TIAA; and

•	Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.
Class C shares may not be available through certain financial intermediaries. Please consult with your financial intermediary to determine whether their policies allow for an investment in Class C shares.

8.	As applicable, the second paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class R6 Shares” is deleted and replaced with the following:
Class R6 shares are available to certain qualified retirement plans and other investors. There is no minimum initial investment for qualified retirement plans, health savings accounts and 529 savings plans. Class R6 shares are also available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $1,000. The Distributor may waive the minimum for clients of financial intermediaries anticipated to reach this Class R6 share holdings level. All other eligible investors must meet a minimum initial investment of at least $1,000,000 in a Fund. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares may be purchased through financial intermediaries only if such intermediaries have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b‑1 fees, sub‑transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Provided they meet the minimum investment and other eligibility requirements, eligible investors include:

•	Financial Intermediary Accounts;

•	Direct Purchasers;

•	Qualified retirement plans held in plan-level or omnibus accounts;

•	Foundations and endowment funds;

•	Any state, county, or city, or its instrumentality, department, authority or agency;

•	457 plans, including 457(b) governmental entity plans and tax exempt plans;

•	Omnibus or other pooled accounts registered to insurance companies, trust companies, bank trust departments, registered investment advisor firms and family offices;

•	Investment companies;

•	Corporations, including corporate non‑qualified deferred compensation plans of such corporations;

•	Collective investment trusts;

•	State-sponsored tuition savings plans (529) or health saving accounts (HSA);

•	Insurance company separate accounts advised by or affiliated with Nuveen Fund Advisors or other affiliates of TIAA;

•	Discretionary accounts managed by Nuveen Fund Advisors or its affiliates; and

•	Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

9.	The first two paragraphs of the section “How You Can Buy and Sell Shares—How to Buy Shares” are deleted and replaced with the following:
Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading. Generally, the NYSE and its affiliated exchanges are closed on weekends and national holidays. The share price you pay depends on when the Distributor receives your order and on the share class you are purchasing. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.
You may purchase Fund shares (1) through a financial advisor or other financial intermediary or (2) directly from the Funds. Class C shares may not be purchased directly from a Fund. In addition, the availability of Class A and Class C shares through a financial intermediary will depend on the policies of the intermediary.

10.	The first sentence of the first paragraph of the section “How You Can Buy and Sell Shares—Special Services—Systematic Withdrawal” is deleted and replaced with the following:
If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account.

11.	The first sentence of the first paragraph of the section “How You Can Buy and Sell Shares—How to Sell Shares” is deleted and replaced with the following:
You may sell (redeem) your shares on any business day, which is any day the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading.

12.	The second paragraph of the section “How You Can Buy and Sell Shares—How to Sell Shares—Directly to the Funds—By mail.” is deleted and replaced with the following:
After you have established your account, signatures on a written request must be guaranteed if:

•	You would like redemption proceeds payable or sent to any person, address or bank account other than that on record;

•	You have changed the address on your Fund’s records within the last 30 days; or

•	You are requesting a change in ownership on your account.

13.
The fourth sentence of the first paragraph of the section “How You Can Buy and Sell Shares—How to Sell Shares—Directly to the Funds—Online.” and the second sentence of the first paragraph of the section “How You Can Buy and Sell Shares—How to Sell Shares—Directly to the Funds—By telephone.” are each deleted and replaced with the following:

Redemptions where the proceeds are payable by check may not exceed $100,000.

14.	The section “How You Can Buy and Sell Shares—How to Sell Shares—Accounts with Low Balances” is deleted and replaced with the following:
Accounts with Low Balances
Your Fund charges an Annual Low Balance Account Fee of $15.00 per account (other than accounts holding Class R6 or Class I shares, but applicable to both retirement and non‑retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $1,000 (for any reason, including a decrease in market value) as of a particular date each year. Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The Annual Low Balance Account Fee will not apply to the following types of accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non‑retirement or non‑Employee Benefit Plan assets held in accounts for the Fund or other Nuveen mutual funds of $25,000 or more; accounts currently enrolled in a systematic investment plan; and accounts held through tuition (529) plan programs. However, the Annual Low Balance Account Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the Annual Low Balance Account Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the Annual Low Balance Account Fee at any time without advance notice to shareholders.

15.	The third paragraph of the section “General Information—Frequent Trading” is deleted and replaced with the following:
The Funds’ Frequent Trading Policy generally limits an investor to two “round trip” trades in a 60‑day period. A “round trip” is the purchase and subsequent redemption of Fund shares, including exchange transactions, or a redemption and then subsequent purchase of Fund shares, including exchange transactions. Upon completion of a second round trip, the account will not be permitted to exchange in or purchase additional shares for a period of 90 days.
PLEASE KEEP THIS WITH YOUR
FUND’S PROSPECTUS
FOR FUTURE REFERENCE
MGN‑ALLPRO‑0524P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MAY 6, 2024

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

July 31, 2023

Nuveen Multistate Trust I

Statement of Additional Information dated

September 29, 2023

Nuveen Multistate Trust II

Statement of Additional Information dated

June 30, 2023

Nuveen Multistate Trust III

Statement of Additional Information dated

September 29, 2023

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 29, 2023

Nuveen Investment Trust

Statement of Additional Information dated

October 31, 2023

Nuveen Investment Trust II

Statement of Additional Information dated

October 31, 2023

Statements of Additional Information dated

November 30, 2023

Statement of Additional Information dated

December 29, 2023

Nuveen Investment Trust III

Statement of Additional Information dated

December 29, 2023

Nuveen Investment Trust V

Statement of Additional Information dated

December 29, 2023

Statement of Additional Information dated

May 1, 2024

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

July 31, 2023

Statement of Additional Information dated

September 29, 2023

Statement of Additional Information dated

December 29, 2023

Statement of Additional Information dated

February 29, 2024

Statement of Additional Information dated

May 1, 2024

1.

As of May 1, 2024, each Fund’s overall complex-level fee, as described in the section “Service Providers—Investment Adviser,” begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the Fund-level fee set forth in the Prospectus plus 0.1600%. The overall complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee

For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350%
For the next $200 billion	0.1325%
For eligible assets over $400 billion	0.1300%

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen Mutual Funds. Except as described below, eligible assets include the net assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by TAL (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of TAL-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

2.	The third paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares” is deleted and replaced with the following:

Class A shares may not be available through certain financial intermediaries. Please consult with your financial intermediary to determine whether their policies allow for an investment in Class A shares.

3.	As applicable, the first two paragraphs of the section “Purchase and Redemption of Fund Shares—Class R6 Shares” are deleted and replaced with the following:

In addition to financial intermediary accounts and direct purchaser accounts as described in the Prospectus, Class R6 shares are available to the following classes of investors, provided they meet the minimum investment and other eligibility requirements set forth below:

•

Qualified retirement plans held in plan-level or omnibus accounts, including 401(k) plans, employer sponsored 403(b) plans, profit sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft Hartley multi-employer pension plans;

•	Foundations and endowment funds;
•	Any state, county, or city, or its instrumentality, department, authority or agency;
•	457 plans, including 457(b) governmental entity plans and tax exempt plans;
•	Omnibus or other pooled accounts registered to insurance companies, trust companies, bank trust departments, registered investment advisor firms and family offices;
•	Investment companies;
•	Corporations, including corporate non-qualified deferred compensation plans of such corporations;
•	Collective investment trusts;
•	Discretionary accounts managed by the Adviser or its affiliates;
•	Health savings accounts (HSA);
•	State-sponsored tuition savings plans (529);

•	Insurance company separate accounts advised by or affiliated with the Adviser or other affiliates of TIAA; and
•	Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

There is no minimum initial investment for qualified retirement plans, health savings accounts and 529 savings plans. Class R6 shares are also available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $1,000. The Distributor may waive the minimum for clients of financial intermediaries anticipated to reach this Class R6 share holdings level. All other eligible investors must meet a minimum initial investment of at least $1,000,000 in each Fund. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares may be purchased through financial intermediaries only if such intermediaries have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs.

4.	The three enumerated sections of the Funds’ Frequent Trading Policy listed in the section “Purchase and Redemption of Fund Shares—Frequent Trading Policy” are deleted and replaced with the following:

1.  Definition of Round Trip

A Round Trip trade is the purchase and subsequent redemption of Fund shares, including exchange transactions, or a redemption and then subsequent purchase of Fund shares, including exchange transactions. Upon completion of a second round trip, the account will not be permitted to exchange in or purchase additional shares for a period of 90 days.

2.  Round Trip Trade Limitations

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund by an investor account. Subject to certain exceptions noted below, the Funds limit an investor to two Round Trips per trailing 60-day period. Upon completion of a second Round Trip, the account will not be permitted to exchange in or purchase additional shares for a period of 90 days.

3.  Enforcement

Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or an investor’s financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain minimum thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0524P